PROVISIONS	12 Months Ended
Dec. 31, 2018
Provisions [abstract]
PROVISIONS

NOTE 9 – PROVISIONS

	Warranties	Returns	Total
	U.S. dollars in thousands
Balance as of January 1, 2017	$93	$74	$167
Provisions made during the year	135	91	226
Provisions reversed during the year	(27)	—	(27)
Provisions realized during the year	(101)	(82)	(183)
Balance as of December 31, 2017	100	83	183
Provisions made during the year	86	81	167
Provisions reversed during the year	(5)	—	(5)
Provisions realized during the year	(62)	(68)	(130)
Balance as of December 31, 2018	$119	$96	$215